UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $238,696 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COINSTAR INC                   COM              19259P300    29325   895700 SH       SOLE                   895700
DIRECTV GROUP INC              COM              25459L106    13674   600000 SH       SOLE                   600000
DOLAN MEDIA CO                 COM              25659P402    23651  3005246 SH       SOLE                  3005246
ELECTRONIC ARTS INC            COM              285512109    18190  1000000 SH       SOLE                  1000000
INFORMATION SERVICES GROUP I   COM              45675Y104    14105  4594300 SH       SOLE                  4594300
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112    12216  3979300 SH       SOLE                  3979300
INTERPUBLIC GROUP COS INC      COM              460690100    10790  2619000 SH       SOLE                  2619000
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     9975   500000 SH       SOLE                   500000
MOVE INC COM                   COM              62458M108    22077 15225201 SH       SOLE                 15225201
NETEASE COM INC                SPONSORED ADR    64110W102     8055   300000 SH       SOLE                   300000
NETFLIX INC                    COM              64110L106    17678   411872 SH       SOLE                   411872
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    14547   368000 SH       SOLE                   368000
SOHU COM INC                   COM              83408W103    13798   334000 SH       SOLE                   334000
UNITED STATES CELLULAR CORP    COM              911684108     7738   232100 SH       SOLE                   232100
VIRGIN MEDIA INC               COM              92769L101     1920   400000 SH       SOLE                   400000
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200     2126   162900 SH       SOLE                   162900
YAHOO INC                      COM              984332106    18831  1470000 SH       SOLE                  1470000